Investments in Associates - Schedule of Financial Information of Associates (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of associates [Line Items]
Net income / (loss)	€ 2,469	€ 438	€ (431)
Other comprehensive income	(2,038)	(1,301)	(380)
Total comprehensive income	431	(863)	€ (811)
Carrying amount	308	270
Aegon [member]
Disclosure of associates [Line Items]
Net income / (loss)	9	3
Other comprehensive income	(5)	3
Total comprehensive income	3	7
Carrying amount	€ 308	€ 270